Voya Russell Small Cap Index Portfolio Expense Example - Voya Russell Small Cap Index Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,336
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	745
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	1,044
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	$ 1,220